INCOME TAX	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
INCOME TAX
INCOME TAX
Deferred income tax balances reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities in the balance sheet and the amounts used for income tax purposes.
The source of deferred income tax balances is as follows:

(US $ millions)	Dec 31, 2017	Dec 31, 2016
Property, plant and equipment, differences in basis	$(200)	$(248)
Benefit of tax loss carryforwards	38	87
Other temporary differences in basis	15	8
Net deferred income tax liabilities	$(147)	$(153)

(US $ millions)	Dec 31, 2017	Dec 31, 2016
Deferred income tax assets	$4	$4
Deferred income tax liabilities	(151)	(157)
Net deferred income tax liabilities	$(147)	$(153)
As at December 31, 2017, the Company had the following approximate unused tax losses available to carry forward:

	Amount (millions)	Latest Expiry Year
Tax loss carryforwards
United States	US $149	2037
Canada – capital loss	C $126	Indefinite
Canada – non-capital loss	C $22	2037
Belgium	€32	Indefinite
United Kingdom	£1	Indefinite

The loss carryforwards may be utilized over the next several years to eliminate cash taxes otherwise payable. Certain deferred tax benefits relating to the above losses have been included in deferred income taxes in the consolidated financial statements. At each balance sheet date, the Company assesses its deferred income tax assets and recognizes the amounts that, in the judgement of management, are probable to be utilized. During the year, the Company recognized $14 million in net deferred tax assets (2016 – $2 million in net deferred assets recognized) relating to prior years’ losses and temporary differences. The Company also recognized $2 million net deferred tax liabilities (2016 – $7 million net deferred tax assets) related to items which were recorded in OCI. Of the total tax losses noted, the Company has not recognized €23 million (2016 – €23 million) in Belgium loss carryforwards and C $126 million (2016 – C $116 million) capital loss carryforwards and these unused tax loss carryforwards do not expire.
In addition, the Company has not recognized the following tax attributes with the expiry date, if applicable:

(US $ millions)
United States – State tax loss (2021–2037)(1)	$303
United States – State tax credits (2019–2026)	60
(1) Aggregate loss from the states where Norbord's mills are located, excluding Texas.
The aggregate amount of temporary differences associated with investments in subsidiaries for which deferred tax liabilities have not been recognized as at December 31, 2017 is $869 million (December 31, 2016 – $698 million).
Income tax expense recognized in the statement of earnings comprises the following:

(US $ millions)	2017	2016
Current income tax expense	$90	$4
Deferred income tax (recovery) expense	(9)	57
Income tax expense	$81	$61

As a result of the US Tax Reform bill enacted in December 2017, the Company recognized a net income tax recovery of $35 million due to the impact of the US federal tax rate reduction from 35% to 21% on the remeasurement of deferred tax assets and liabilities. The income tax expense is calculated as follows:

(US $ millions)	2017	2016
Earnings before income tax	$517	$244
Income tax expense at combined Canadian federal and provincial statutory rate of 27% (2016 – 27%)	140	66
Effect of:
Change in tax rates and new legislation	(35)	—
Rate differences on foreign activities	(12)	(7)
Recognition of the benefit of prior years’ tax losses and other deferred tax assets	(14)	(2)
Non-recognition of deferred tax assets relating to foreign exchange gain	1	2
Current income tax expense not previously recognized	—	2
Other	1	—
Income tax expense	$81	$61
Income tax (expense) recovery recognized in the statement of comprehensive income comprises the following:
(US $ millions)	2017	2016
Actuarial (loss) gain on post-employment obligation	$(3)	$5
Tax	—	—
Net of tax	$(3)	$5
Foreign currency translation gain (loss) on foreign operations	$31	$(44)
Tax	(2)	7
Net of tax	$29	$(37)